Shareholders’ Equity (Details Narrative)												1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 02, 2023 shares	Jan. 03, 2023 shares	Jul. 14, 2021 $ / shares shares	Jul. 02, 2021 USD ($)	Jul. 02, 2021 USD ($)	Jun. 28, 2021 $ / shares shares	May 02, 2021 shares	Mar. 21, 2021 USD ($)	Mar. 17, 2021 USD ($) $ / shares shares	Jan. 03, 2021 USD ($) $ / shares shares	Jan. 03, 2021 $ / shares shares	Sep. 24, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 01, 2022 $ / shares shares	Sep. 01, 2022 $ / shares	Jul. 01, 2022 shares	Dec. 01, 2021 $ / shares shares	Nov. 16, 2021 $ / shares shares	Jul. 13, 2021 shares	Jul. 01, 2021 $ / shares shares	May 01, 2021 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized													100,000,000		50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share | $ / shares															$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized															1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares															$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding													32,395,158		28,956,158	27,629,408
Preferred Stock, Shares Outstanding															1	1
Proceeds from Issuance of Common Stock | $													$ 5,245,000	$ 1,960,000	$ 2,513,000	$ 2,575,000
Shares Issued, Price Per Share | $ / shares										$ 2.00	$ 2.00
Stock Issued During Period, Value, Issued for Services | $													$ 1,683,000	$ 115,000	$ 115,000
Warrants and Rights Outstanding, Term													9 years 5 months 12 days		2 years
Stock Issued During Period, Shares, Employee Benefit Plan						4,166			16,666				4,365,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number													4,365,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period
Salary and Wage, Officer, Excluding Cost of Good and Service Sold | $									$ 200,000
Severance Costs | $									$ 100,000
Stock Issued During Period, Value, Employee Benefit Plan | $													$ 7,400,000
Share-based Payment Arrangement, Expense | $													$ 885,000
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Employee Benefit Plan						25,000	83,333		300,000				4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number													17,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													2,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares													$ 6.00
Sale of Stock, Price Per Share | $ / shares						$ 2.00			$ 2.00				$ 2.00											$ 2.00
Stock Issued During Period, Value, Employee Benefit Plan | $													$ 6,800,000
Share-based Payment Arrangement, Expense | $													$ 6,500,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Price Per Share | $ / shares													$ 0.001
Measurement Input, Commodity Market Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity Securities, FV-NI, Measurement Input						0.90			0.83			0.90	1.34
Measurement Input, Commodity Market Price [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity Securities, FV-NI, Measurement Input | $ / shares													2.00
Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity Securities, FV-NI, Measurement Input						106			106			110	107
Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity Securities, FV-NI, Measurement Input						0			0			0	0
Advisory Board Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Employee Benefit Plan | $				$ 382,000
Share-based Payment Arrangement, Expense | $													$ 200,000
Advisory Board Agreement [Member] | Measurement Input, Commodity Market Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity Securities, FV-NI, Measurement Input													0.0025
Advisory Board Agreement [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity Securities, FV-NI, Measurement Input													1.08
Share-based Payment Arrangement, Expense | $													$ 182,000
Advisory Board Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity Securities, FV-NI, Measurement Input													0
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized										1,000,000	1,000,000										50,000,000
Proceeds from Issuance of Common Stock | $										$ 5,200,000
Shares Issued, Price Per Share | $ / shares										$ 2.00	$ 2.00										$ 2.00
Stock Issued During Period, Shares, Issued for Services											841,500
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services												40,000
Stock Issued During Period, Value, Issued for Services | $												$ 53,000
Sale of Stock, Number of Shares Issued in Transaction												40,000
Sale of Stock, Price Per Share | $ / shares												$ 2.00
Other Expenses | $												$ 10,000
Consultants [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 4.00			$ 2.00			$ 2.00
Stock Issued During Period, Shares, Issued for Services	30,000	30,000	25,000									20,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	100,000		100,000	100,000			100,000
Sale of Stock, Number of Shares Issued in Transaction												20,000
Sale of Stock, Price Per Share | $ / shares			$ 2.00									$ 2.00
Other Expenses | $					$ 5,000							$ 5,000
Consultants [Member] | Subsequent Event [Member] | Advisory Board Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 4.00	$ 4.00		$ 2.00			$ 2.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			100,000	100,000			100,000
Other Expenses | $					$ 5,000
Mr Destler [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services													1,000,000
Common Stock, Shares, Issued													1,000,000
2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													1,000,000		1,000,000
2016 Equity Incentive Plan [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																						1,000,000
2016 Equity Incentive Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																						7,000,000
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share | $ / shares															$ 2.00
Stock Issued During Period, Shares, Issued for Services													841,500	57,500	57,500
Stock Issued During Period, Value, Issued for Services | $													$ 1,700,000	$ 115,000	$ 115,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold | $								$ 240,000
Share-based Payment Arrangement, Expense | $													709,000
Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Payment Arrangement, Expense | $													154,000
Chief Financial Officer [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Price Per Share | $ / shares																								$ 2.00
Stock Issued During Period, Value, Employee Benefit Plan | $													462,000
Officer [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Employee Benefit Plan | $													38,000
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Issuance of Common Stock | $													$ 5,200,000	$ 2,000,000.0	$ 2,513,000	$ 2,575,000
Stock Issued During Period, Shares, New Issues													2,597,500	980,000	1,269,250	1,287,500
Shares Issued, Price Per Share | $ / shares													$ 2.00		$ 2.00
[custom:ClassOfWarrantOrRightExpirationDate]													Dec. 31, 2022		Dec. 31, 2022
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 3.00		$ 3.00	$ 3.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															634,625	643,750
[custom:CommonStockWarrantShare-0]													1,298,750	490,250
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 6.00
Employee Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Employee Benefits and Share-based Compensation | $													$ 3,000
Sale of Stock, Price Per Share | $ / shares						$ 2.00
Share-based Payment Arrangement, Expense | $													$ 19,000
Series A Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:PreferredStockSharesDesginated-0]															1
Preferred Stock, Shares Outstanding															1
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													2,532,279
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number													3,800,654		1,278,375
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period
Common Stock, Other Shares, Outstanding													1,000,000
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsExercisableWeightedAverageRemainingContractualTermWarrantsOutstandingAndExercisable]													1 year 9 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $													$ 8,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value | $													$ 8,100,000
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsVestedAndExpectedToVestOutstandingAggregateIntrinsicValuePerShare-0] | $ / shares													$ 6.00
Sale of Stock, Price Per Share | $ / shares													2.00
[custom:CommonStockSharesPurchased-0] | $ / shares													$ 2.00
[custom:WarrantsToPurchaseCommonStock-0]													1,298,750
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price | $ / shares													$ 3.00
Debt Conversion, Converted Instrument, Warrants or Options Issued													823,529
Warrant [Member] | Mr Destler [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Other Shares, Outstanding													1,000,000
Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:CommonStockSharesPurchased-0] | $ / shares													$ 3.00
Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:PercentageOfWarrantsExercisable]													115.00%